Earnings per share (Table)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earning Per Share Detail

	2022 € '000s	2021 € '000s	2020 € '000s
Profit attributable to ordinary equity holders of the Group	181,439	235,878	149,217

Weighted average number of ordinary shares, basic	490,017,400	472,171,426	462,967,450
Weighted average number of ordinary shares, diluted	490,035,080	472,171,426	462,967,450

Earnings per share, basic	0.37	0.50	0.32
Earnings per share, diluted	0.37	0.50	0.32